Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment [Abstract]
Property and Equipment

3. Property and Equipment

At December 31, 2012 and 2011, net property and equipment at cost consisted of the following:

	December 31,
	2012	2011
	(In thousands)
Leasehold improvements	$525	$525
Laboratory equipment and other	2,856	2,898

Total property and equipment, at cost	3,381	3,423
Less: Accumulated depreciation	3,163	2,965

Property and equipment, net	$218	$458

Depreciation expense was approximately $251,000, $494,000 and $546,000 in 2012, 2011 and 2010, respectively.